Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item product	Dec. 31, 2024 USD ($) item product	Dec. 31, 2023 item product
Segment Reporting
Number of reportable segments not disclosed [Flag]	false
Number of product sectors | product	17	15	15
Number of principal profit makers | item	6	6	6
Number of sectors engaged in production and sale of products | item	11	9	9
Deferred tax assets | $	$ 16,510	$ 14,748
Intangible assets, net | $	$ 3,599	$ 3,417